UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21903

Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Global Value Opportunities Fund (JGV)
September 30, 2013

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS - 99.0%
	Common Stocks - 94.1%
	Aerospace & Defense - 0.3%
147,105	Finmeccanica SPA, (2), (3)				$ 880,670
	Beverages - 2.6%
508,000	Kirin Brewery Company Limited, (3)				7,416,884
	Capital Markets - 2.2%
148,000	Credit Suisse Group AG, Sponsored ADR, (6)				4,521,400
78,700	UBS AG, (6)				1,614,924
	Total Capital Markets				6,136,324
	Chemicals - 3.4%
114,800	Agrium Inc.				9,646,644
	Commercial Banks - 6.7%
594,000	Banco Santander S.A.				4,004,133
384,300	Bangkok Bank Public Co. Ltd, NVDR, (3)				2,409,573
210,000	KB Financial Group Inc., Sponsored ADR				7,354,200
1,050,000	Sumitomo Mitsui Trust Holdings Incorporated, (3)				5,218,565
	Total Commercial Banks				18,986,471
	Communications Equipment - 1.1%
242,000	Ericsson LM Telefonaktiebolaget, Sponsored ADR, (6)				3,230,700
	Diversified Telecommunication Services - 6.9%
332,000	Belgacom S.A., (3)				8,830,191
1,394,920	Telecom Egypt SAE, (3)				2,723,108
6,860,000	Telecom Italia S.p.A., (3)				4,558,979
165,000	Telefonica Brasil S.A., PFD				3,660,628
	Total Diversified Telecommunication Services				19,772,906
	Electric Utilities - 9.6%
383,542	Centrais Eletricas Brasileiras S.A., Sponsored ADR, Class B, PFD				1,791,141
2,035,000	Centrais Eletricas Brasileiras S.A., Class B, PFD				9,613,523
197,500	Electricite de France S.A., (3)				6,247,298
324,500	Exelon Corporation				9,618,180
	Total Electric Utilities				27,270,142
	Electrical Equipment - 3.8%
308,000	Alstom S.A., (3)				10,961,815
	Electronic Equipment & Instruments - 1.6%
201,500	Ingram Micro, Inc., Class A, (2)				4,644,575
	Energy Equipment & Services - 3.3%
212,500	Transocean Inc.				9,456,250
	Food Products - 3.9%
561,858	Adecoagro S.A., (2)				4,163,368
88,000	Ingredion Inc.				5,822,960
78,000	MHP S.A., 144A, GDR, (3)				1,236,300
	Total Food Products				11,222,628
	Insurance - 12.5%
911,500	Aegon N.V., (3)				6,744,407
140,000	Ageas N.V., (3)				5,672,978
116,000	American International Group, Inc., (6)				5,641,080
1,533,000	Catlin Group Limited, (3)				12,013,740
213,000	Mitsui Sumitomo Insurance Company Limited, (3)				5,582,864
	Total Insurance				35,655,069
	Metals & Mining - 3.5%
211,500	Freeport-McMoRan Copper & Gold, Inc.				6,996,420
230,000	Impala Platinum Holdings Limited, (3)				2,839,921
	Total Metals & Mining				9,836,341
	Oil, Gas & Consumable Fuels - 10.4%
61,800	Apache Corporation, (6)				5,261,652
1,015,000	Bankers Petroleum Limited, (2)				3,813,456
425,986	ERG S.P.A, (3)				4,294,273
288,500	Royal Dutch Shell PLC, Class B Shares, (3)				9,954,062
111,250	Total S.A., (3)				6,448,368
	Total Oil, Gas & Consumable Fuels				29,771,811
	Pharmaceuticals - 5.3%
618,000	Mitsubishi Tanabe Pharma Corporation, (3)				8,673,391
58,200	Novartis AG, Sponsored ADR, (3)				4,476,638
5,121,000	United Laboratories International Holdings Ltd, (2), (3)				1,851,398
	Total Pharmaceuticals				15,001,427
	Real Estate Management & Development - 2.1%
699,429	Cresud S.A., ADR				6,106,015
	Semiconductors & Equipment - 5.5%
368,000	Intel Corporation, (6)				8,434,560
5,600	Samsung Electronics Company Limited, (3)				7,123,163
	Total Semiconductors & Equipment				15,557,723
	Software - 3.6%
309,600	Microsoft Corporation, (6)				10,312,776
	Textiles, Apparel & Luxury Goods - 0.0%
2,506,000	China Hongxing Sports Limited, (4)				7,171
	Trading Companies & Distributors - 1.5%
295,000	Mitsui & Company Limited, (3)				4,301,670
	Wireless Telecommunication Services - 4.3%
285,000	China Mobile Limited, (3)				3,210,562
31,500	Millicom International Cellular S.A., SDR, (3)				2,786,712
429,000	Turkcell Iletisim Hizmetleri A.S., Sponsored ADR, (2)				6,327,750
	Total Wireless Telecommunication Services				12,325,024
	Total Common Stocks (cost $264,105,413)				268,501,036

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Mortgage-Backed Securities - 1.8%
	Residentials - 1.8%
$ 9,041	Fannie Mae Guaranteed REMIC Pass-Through Certificates, Series 2011-16, (I/O)	4.000%	3/25/26	Aaa	$ 620,161
4,750	Fannie Mae Mortgage Interest Strips, Series 345-17, (I/O)	4.500%	5/25/20	Aaa	343,506
71	Fannie Mae Mortgage Pool 100195	5.262%	8/25/22	Aaa	71,020
43	Fannie Mae Mortgage Pool 713939	4.533%	4/25/33	Aaa	45,677
11	Fannie Mae Mortgage Pool 708743	4.509%	6/25/33	Aaa	11,868
97	Fannie Mae Mortgage Pool 776486	4.228%	3/25/34	Aaa	102,725
365	Fannie Mae Mortgage Pool 816594	4.916%	2/25/35	Aaa	386,889
1,261	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates, Series 2011-81, (I/O)	3.500%	8/25/26	Aaa	150,432
131	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI, (I/O)	4.500%	5/25/19	Aaa	3,052
620	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool FH 780184	4.760%	2/15/33	Aaa	651,247
44	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780284	4.941%	3/15/33	Aaa	43,436
46	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class KI, (I/O)	4.500%	2/15/19	Aaa	676
167	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2906 EI, (I/O)	4.500%	1/15/19	Aaa	4,466
86	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2627 JI, (I/O)	4.500%	5/15/18	Aaa	5,271
33	Federal Home Loan Mortgage Corporation, Pool 789045	5.819%	3/15/32	Aaa	34,667
8,405	Federal Home Loan Mortgage Corporation, REMIC, Series 3766, (I/O)	3.500%	11/15/20	Aaa	708,610
5,712	Federal Home Loan Mortgage Corporation, REMIC, Series 3879, (I/O)	3.500%	3/15/26	Aaa	623,216
1,057	Federal Home Loan Mortgage Corporation, REMIC, Series 3906, Class EI, (I/O)	3.500%	5/15/26	Aaa	121,577
1,584	Freddie Mac Multiclass Certificates, Series 3804, (I/O)	3.500%	2/15/25	Aaa	116,600
1,786	Freddie Mac Multiclass Certificates, Series 3855, (I/O)	3.500%	1/15/25	Aaa	116,526
919	GNMA Mortgage Pool G2 81832	5.000%	1/20/37	Aaa	956,220
36,229	Total Residentials				5,117,842
$ 36,229	Total Mortgage-Backed Securities (cost $6,009,913)				5,117,842

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Convertible Bonds - 1.0%
	Biotechnology - 1.0%
$ 4,200	Dendreon Corporation, Convertible Bond	2.875%	1/15/16	N/R	$ 2,646,000
$ 4,200	Total Convertible Bonds (cost $3,601,585)				2,646,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Corporate Bonds - 2.1%
	Commercial Banks - 0.5%
$ 900	The State Export-Import Bank of the Ukraine, Loan Participations, Series 2010, Reg S	8.375%	4/27/15	B	$ 796,500
900	Ukraine Export-Import Bank Loan Participation with Credit Suisse International	5.793%	2/09/16	Caa2	702,000
1,800	Total Commercial Banks				1,498,500
	Wireless Telecommunication Services - 1.6%
6,400	NII Capital Corporation	7.625%	4/01/21	CCC	4,544,000
$ 8,200	Total Corporate Bonds (cost $6,596,281)				6,042,500
	Total Long-Term Investments (cost $280,313,192)				282,307,378

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 4.2%
$ 11,973	Repurchase Agreement with State Street Bank, dated 9/30/13, repurchase price $11,972,718, collateralized by $12,190,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $12,214,075	0.000%	10/01/13		$ 11,972,718
	Total Short-Term Investments (cost $11,972,718)				11,972,718
	Total Investments (cost $292,285,910) - 103.2%				294,280,096
	Other Assets Less Liabilities - (3.2)% (7)				(8,993,142)
	Net Assets - 100%				$ 285,286,954

Investments in Derivatives as of September 30, 2013
Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (8)	Date	Price	Value (7)
(620)	American International Group, Inc.	$ (2,976,000)	1/18/14	$ 48	$ (186,930)
(618)	Apache Corporation	(5,253,000)	1/18/14	85	(276,555)
(444)	Credit Suisse Group AG	(1,287,600)	12/21/13	29	(109,890)
(138)	Credit Suisse Group AG	(441,600)	12/21/13	32	(12,420)
(1,210)	Ericsson LM Telefonaktiebolaget	(1,452,000)	1/18/14	12	(202,675)
(3,680)	Intel Corporation	(8,832,000)	11/16/13	24	(115,920)
(995)	Microsoft Corporation	(3,482,500)	11/16/13	35	(48,755)
(787)	UBS AG	(1,416,600)	12/21/13	18	(216,425)
(8,492)	Total Call Options Written (premiums received $1,133,512)	$ (25,141,300)			$ (1,169,570)

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	Common Stocks	$ 132,036,335	$ 136,457,530	$ 7,171	$ 268,501,036
	Mortgage-Backed Securities	–	5,117,842	–	5,117,842
	Convertible Bonds	–	2,646,000	–	2,646,000
	Corporate Bonds	–	6,042,500	–	6,042,500
	Short-Term Investments:
	Repurchase Agreements	–	11,972,718	–	11,972,718
	Derivatives:
	Call Options Written	(1,169,570)	–	–	(1,169,570)
	Total	$ 130,866,765	$ 162,236,590	$ 7,171	$ 293,110,526

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain for tax (mark-to-market) on passive foreign investment companies (“PFIC”), the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $294,410,222.

	Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:
	Gross unrealized:
	Appreciation				$ 15,126,856
	Depreciation				(15,256,982)

	Net unrealized appreciation (depreciation) of investments				$ (130,126)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value disclosure purposes, investment classified as Level 3.
(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Investment, or portion of investment, has been pledged as collateral for call options written during and/or as of the end of the reporting period.
(7)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
I/O	Interest only security.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Value Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013